Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Variable Interest Entities [Line Items]
Total current assets	$ 3,466,242	$ 2,941,914
Total assets	4,646,559	3,977,712	$ 2,924,979
Total current liabilities	2,006,224	1,750,884
Total liabilities	2,121,462	1,763,017
Net revenues	3,096,491	2,447,430	1,799,509
Net income	238,065	296,130	274,457
Net cash provided by operating activities	805,648	781,127	622,694
Net cash used in investing activities	(574,712)	(407,143)	(672,400)
Net cash provided by (used in) financing activities	266,649	(74,881)	4,792
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	2,179,752	2,081,374
Total non-current assets	957,650	750,316
Total assets	3,137,402	2,831,690
Total current liabilities	1,900,440	1,674,857
Total non-current liabilities	18,607	13,782
Total liabilities	1,919,047	1,688,639
Net revenues	3,056,537	2,417,203	1,777,864
Net income	575,614	479,190	333,456
Net cash provided by operating activities	536,631	711,591	454,753
Net cash used in investing activities	(450,569)	(429,265)	(459,532)
Net cash provided by (used in) financing activities	$ (27,691)	$ (96,429)	$ 4,250